AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 0.6%
3,000	Invesco BulletShares 2020 High Yield Corporate Bond ETF	$69,000
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $72,755)	69,000

Principal Amount
	U.S. TREASURY NOTES — 32.2%a
	United States Treasury Note
$600,000	2.000%, 7/31/2020[1]	604,055
2,297,000	1.625%, 11/30/2020[1]	2,320,822
1,000,000	2.250%, 2/15/2021	1,019,082
	TOTAL U.S. TREASURY NOTES
	(Cost $3,898,729)	3,943,959
	TOTAL INVESTMENTS — 32.8%
	(Cost $3,971,484)	4,012,959
	Other Assets in Excess of Liabilities — 67.2%	8,216,014
	TOTAL NET ASSETS — 100.0%	$12,228,973

ETF – Exchange-Traded Fund

[1]	All or a portion of this security is segregated as collateral for swap agreement.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FUTURES CONTRACTS

				Unrealized
Number of		Expiration	Notional	Appreciation
Contracts	Description	Date	Value	(Depreciation)
93	S&P 500 E-Mini	June 2020	$11,426,145	$522,960
TOTAL FUTURES CONTRACTS			$11,426,145	$522,960

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

SWAP CONTRACTS

			Pay/Receive			Unrealized
		Notional	Total Return on	Financing	Termination	Appreciation
Counterparty	Reference Entity	Amount	Reference Entity	Rate[1]	Date	(Depreciation)
Deutsche Bank	AXS Alternative Growth Fund Custom Basket	$21,200,000	Receive	0.50% of Notional Value	June 1, 2023	$(324,885)
TOTAL SWAP CONTRACTS						$(324,885)

[1]	Financing rate is based upon predetermined notional amounts.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Number of				Unrealized
Long (Short)		Expiration	Notional	Appreciation
Contracts	Description	Date	Value	(Depreciation)
(60)	Three Month Canadian Bankers Acceptance Future	Jun-20	$10,426,317	$8,673
(64)	90 Day Bank Accepted Bill Future	Jun-20	9,554,152	(19,784)
48	Three Month Canadian Bankers Acceptance Future	Sep-21	8,244,581	5,128
34	Three Month Canadian Bankers Acceptance Future	Sep-20	5,806,547	(6,585)
(38)	3 month Sterling	Jun-20	5,752,744	(2,122)
(19)	3 month Euro (EURIBOR)	Jun-20	5,143,024	(1,874)
32	3 month Sterling	Sep-21	4,954,271	1,347
19	Eurodollar	Dec-20	4,724,235	4,430
20	2 year US Treasury Notes Future	Jun-20	4,363,640	28,712
32	2 year Euro-Schatz Future	Jun-20	3,826,495	(11,869)
25	90 Day Bank Accepted Bill Future	Sep-20	3,686,529	3,758
23	3 month Sterling	Dec-21	3,562,601	6,024
23	90 Day Bank Accepted Bill Future	Sep-21	3,378,308	(503)
(13)	Eurodollar	Jun-20	3,202,045	(477)
11	Eurodollar	Dec-22	2,589,282	10,276
16	3 month Sterling	Mar-21	2,464,965	2,530
10	Eurodollar	Sep-21	2,330,511	1,619
7	3 month Euro (EURIBOR)	Mar-21	1,930,873	(369)
27	3 year Australian Treasury Bond Future	Jun-20	1,876,451	4,603
12	3 month Sterling	Dec-20	1,836,098	1,255
8	Eurodollar	Jun-21	1,781,245	2,797
12	90 Day Bank Accepted Bill Future	Mar-21	1,748,158	781
10	Three Month Canadian Bankers Acceptance Future	Jun-21	1,728,621	(489)
(10)	Euro-BUND Future	Jun-20	1,718,587	13,677
6	3 month Euro (EURIBOR)	Sep-21	1,503,150	97
7	Three Month Canadian Bankers Acceptance Future	Dec-21	1,221,005	530
7	Three Month Canadian Bankers Acceptance Future	Dec-20	1,190,159	9,528
7	3 month Sterling	Jun-21	952,351	1,101
6	90 Day Bank Accepted Bill Future	Dec-20	889,766	10,002
7	10 year US Treasury Notes Future	Jun-20	846,594	28,554
9	10 year Canadian Govt Bond Future	Jun-20	846,079	(7,895)
6	3 month Sterling	Sep-20	795,270	599
(24)	Brent Crude Monthly Future	Jul-20	793,468	131,308
(12)	CAD/USD	Jun-20	779,140	17,718
19	Soybeans Future	Mar-21	768,406	2,649
3	3 month Euro (EURIBOR)	Sep-20	743,846	(993)
(3)	3 month Euro (EURIBOR)	Dec-20	728,530	(283)
5	Euro-BOBL Future	Jun-20	718,135	(8,913)
(16)	Soybeans Future	Jul-20	705,509	3,517
(11)	AUD/USD	Jun-20	654,049	14,646
4	Three Month Canadian Bankers Acceptance Future	Mar-21	630,975	(172)
3	3 month Euro (EURIBOR)	Jun-22	594,425	(58)
3	3 month Euro (EURIBOR)	Sep-22	558,657	(746)
(5)	EUR/USD	Jun-20	555,714	6,495
5	5 year US Treasury Notes Future	Jun-20	549,060	20,685
13	Soybeans Future	May-20	544,633	316
(5)	E-Mini S&P 500	Jun-20	538,424	(50,563)
15	Brent Crude Monthly Future	Oct-20	538,100	(14,824)
4	10 year Italian Bond Future	Jun-20	530,751	(19,182)
3	Eurodollar	Sep-20	526,092	1,512

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.